UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

Item 1. Schedule of Investments.

Lazard Retirement Series, Inc. Portfolios of Investments September 30, 2018 (unaudited)

Description	Shares	Fair Value
Lazard Retirement US Equity Select Portfolio
Common Stocks | 96.2%
Aerospace & Defense | 4.2%
Raytheon Co.	780	$161,195
United Technologies Corp.	1,915	267,736
		428,931
Auto Components | 0.6%
Aptiv PLC	730	61,247
Banks | 12.1%
Bank of America Corp.	7,500	220,950
Citizens Financial Group, Inc.	5,110	197,093
Comerica, Inc.	1,325	119,515
Commerce Bancshares, Inc.	2,120	139,962
Sterling Bancorp	4,205	92,510
SunTrust Banks, Inc.	3,945	263,487
Wells Fargo & Co.	3,975	208,926
		1,242,443
Beverages | 3.2%
The Coca-Cola Co.	7,165	330,951
Biotechnology | 0.6%
Biogen, Inc. (*)	180	63,596
Capital Markets | 2.7%
Intercontinental Exchange, Inc.	3,625	271,476
Communications Equipment | 4.5%
Cisco Systems, Inc.	5,920	288,008
Motorola Solutions, Inc.	825	107,366
Palo Alto Networks, Inc. (*)	305	68,704
		464,078
Construction Materials | 0.5%
Vulcan Materials Co.	455	50,596
Electrical Equipment | 3.1%
Eaton Corp. PLC	2,475	214,657
Rockwell Automation, Inc.	560	105,011
		319,668
Energy Equipment & Services | 2.0%
Halliburton Co.	1,625	65,861
Schlumberger, Ltd.	2,215	134,938
		200,799
Entertainment | 0.6%
Electronic Arts, Inc. (*)	530	63,860
Equity Real Estate Investment Trusts (REITs) | 1.4%
Prologis, Inc.	2,125	144,054
Health Care Equipment & Supplies | 4.9%
Danaher Corp.	1,395	151,580
Description	Shares	Fair Value
Medtronic PLC	3,605	$354,624
		506,204
Health Care Providers & Services | 2.4%
CVS Health Corp.	1,460	114,931
Humana, Inc.	370	125,253
		240,184
Hotels, Restaurants & Leisure | 3.7%
McDonald’s Corp.	1,290	215,804
Starbucks Corp.	2,785	158,299
		374,103
Household Products | 2.3%
The Procter & Gamble Co.	2,850	237,205
Industrial Conglomerates | 2.1%
Honeywell International, Inc.	1,290	214,656
Insurance | 1.6%
Aon PLC	1,060	163,007
Interactive Media & Services | 5.3%
Alphabet, Inc., Class A (*)	411	496,110
Alphabet, Inc., Class C (*)	38	45,352
		541,462
Internet & Direct Marketing Retail | 1.5%
eBay, Inc. (*)	4,645	153,378
IT Services | 4.1%
DXC Technology Co.	1,420	132,799
Visa, Inc., Class A	1,270	190,614
Worldpay, Inc., Class A (*)	915	92,662
		416,075
Life Sciences Tools & Services | 0.6%
Thermo Fisher Scientific, Inc.	245	59,800
Machinery | 1.7%
Deere & Co.	395	59,380
Gates Industrial Corp. PLC	2,765	53,918
Wabtec Corp.	605	63,452
		176,750
Multiline Retail | 0.7%
Dollar Tree, Inc. (*)	845	68,910
Oil, Gas & Consumable Fuels | 7.1%
Chevron Corp.	1,700	207,876
ConocoPhillips	2,890	223,686
EOG Resources, Inc.	1,650	210,490
Pioneer Natural Resources Co.	490	85,353
		727,405
Pharmaceuticals | 7.7%
Johnson & Johnson	2,675	369,605

Description	Shares	Fair Value
Lazard Retirement US Equity Select Portfolio (concluded)
Pfizer, Inc.	6,600	$290,862
Zoetis, Inc.	1,368	125,254
		785,721
Road & Rail | 1.2%
Norfolk Southern Corp.	675	121,837
Semiconductors & Semiconductor Equipment | 1.6%
Analog Devices, Inc.	1,768	163,469
Software | 5.0%
Microsoft Corp.	4,475	511,806
Specialty Retail | 2.3%
Lowe’s Cos., Inc.	2,060	236,529
Technology Hardware, Storage & Peripherals | 4.9%
Apple, Inc.	2,224	502,046
Total Common Stocks (Cost $7,966,113)		9,842,246
Short-Term Investments | 3.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $403,731)	403,731	403,731
Total Investments | 100.1% (Cost $8,369,844)		$10,245,977
Liabilities in Excess of Cash and Other Assets | (0.1)%		(7,117)
Net Assets | 100.0%		$10,238,860

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 97.2%
Air Freight & Logistics | 0.8%
Echo Global Logistics, Inc. (*)	17,500	$541,625
Airlines | 1.4%
Alaska Air Group, Inc.	13,400	922,724
Auto Components | 1.0%
Modine Manufacturing Co. (*)	44,055	656,419
Banks | 11.7%
Cadence BanCorp	35,740	933,529
Comerica, Inc.	13,230	1,193,346
Commerce Bancshares, Inc.	19,871	1,311,884
PacWest Bancorp	18,540	883,431
Sterling Bancorp	51,820	1,140,040
Texas Capital Bancshares, Inc. (*)	12,785	1,056,680
Wintrust Financial Corp.	14,610	1,240,973
		7,759,883
Biotechnology | 1.3%
Cellectis SA ADR (*)	15,005	423,441
Exelixis, Inc. (*)	23,680	419,610
		843,051
Building Products | 1.7%
Armstrong World Industries, Inc. (*)	9,800	682,080
PGT Innovations, Inc. (*)	19,500	421,200
		1,103,280
Capital Markets | 1.0%
Morningstar, Inc.	5,005	630,130
Chemicals | 5.7%
Ingevity Corp. (*)	9,690	987,217
Innospec, Inc.	15,240	1,169,670
Sensient Technologies Corp.	10,000	765,100
Valvoline, Inc.	40,680	875,027
		3,797,014
Communications Equipment | 1.1%
Ciena Corp. (*)	24,330	760,069
Construction & Engineering | 1.1%
Dycom Industries, Inc. (*)	8,320	703,872
Construction Materials | 1.4%
Eagle Materials, Inc.	10,700	912,068
Containers & Packaging | 1.7%
Graphic Packaging Holding Co.	80,200	1,123,602
Electric Utilities | 2.9%
OGE Energy Corp.	25,100	911,632
Description	Shares	Fair Value
PNM Resources, Inc.	26,090	$1,029,250
		1,940,882
Electrical Equipment | 5.1%
Atkore International Group, Inc. (*)	39,335	1,043,557
EnerSys	9,490	826,864
Generac Holdings, Inc. (*)	7,380	416,306
Regal Beloit Corp.	13,415	1,106,067
		3,392,794
Electronic Equipment, Instruments & Components | 1.9%
Belden, Inc.	6,655	475,234
FLIR Systems, Inc.	12,915	793,885
		1,269,119
Energy Equipment & Services | 3.4%
NCS Multistage Holdings, Inc. (*)	38,735	639,515
Oceaneering International, Inc. (*)	24,820	685,032
Oil States International, Inc. (*)	27,450	911,340
		2,235,887
Equity Real Estate Investment Trusts (REITs) | 9.8%
Alexandria Real Estate Equities, Inc.	9,065	1,140,286
Brandywine Realty Trust	61,495	966,701
Camden Property Trust	12,640	1,182,725
Hudson Pacific Properties, Inc.	30,475	997,142
Invitation Homes, Inc.	50,750	1,162,683
Kilroy Realty Corp.	14,165	1,015,489
		6,465,026
Food & Staples Retailing | 1.0%
Sprouts Farmers Market, Inc. (*)	24,705	677,164
Food Products | 1.6%
The Simply Good Foods Co. (*)	55,145	1,072,570
Health Care Equipment & Supplies | 4.0%
AngioDynamics, Inc. (*)	28,755	625,134
Avanos Medical, Inc. (*)	9,000	616,500
Lantheus Holdings, Inc. (*)	26,415	394,904
STERIS PLC	9,030	1,033,032
		2,669,570
Health Care Technology | 1.1%
Evolent Health, Inc., Class A (*)	24,945	708,438
Hotels, Restaurants & Leisure | 2.1%
Penn National Gaming, Inc. (*)	20,470	673,872
The Cheesecake Factory, Inc.	13,060	699,233
		1,373,105
Household Durables | 2.6%
Leggett & Platt, Inc.	27,455	1,202,254

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
Whirlpool Corp.	4,325	$513,594
		1,715,848
Insurance | 5.2%
Arch Capital Group, Ltd. (*)	41,775	1,245,313
Brown & Brown, Inc.	34,675	1,025,340
Reinsurance Group of America, Inc.	8,240	1,191,174
		3,461,827
IT Services | 3.5%
CoreLogic, Inc. (*)	20,114	993,833
Leidos Holdings, Inc.	18,925	1,308,853
		2,302,686
Life Sciences Tools & Services | 1.7%
Cambrex Corp. (*)	16,730	1,144,332
Machinery | 6.2%
Altra Industrial Motion Corp.	17,400	718,620
Gates Industrial Corp. PLC	52,455	1,022,873
Kennametal, Inc.	21,715	945,905
TriMas Corp. (*)	22,190	674,576
Wabtec Corp.	7,040	738,355
		4,100,329
Media | 2.9%
Emerald Expositions Events, Inc.	37,775	622,532
Scholastic Corp.	28,115	1,312,689
		1,935,221
Pharmaceuticals | 1.8%
Catalent, Inc. (*)	26,200	1,193,410
Professional Services | 0.8%
FTI Consulting, Inc. (*)	6,940	507,939
Semiconductors & Semiconductor Equipment | 3.5%
Cypress Semiconductor Corp.	43,640	632,344
MKS Instruments, Inc.	9,610	770,241
Versum Materials, Inc.	25,890	932,299
		2,334,884
Software | 3.7%
Bottomline Technologies de, Inc. (*)	12,015	873,611
CyberArk Software, Ltd. (*)	10,165	811,573
j2 Global, Inc.	9,220	763,877
		2,449,061
Textiles, Apparel & Luxury Goods | 1.5%
Fossil Group, Inc. (*)	21,900	509,832
Steven Madden, Ltd.	9,205	486,944
		996,776
Description	Shares	Fair Value
Trading Companies & Distributors | 1.0%
DXP Enterprises, Inc. (*)	16,670	$667,967
Total Common Stocks (Cost $56,650,662)		64,368,572
Short-Term Investments | 2.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $1,844,550)	1,844,550	1,844,550
Total Investments | 100.0% (Cost $58,495,212)		$66,213,122
Liabilities in Excess of Cash and Other Assets | 0.0%		(19,442)
Net Assets | 100.0%		$66,193,680

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 94.0%
Australia | 1.7%
BHP Billiton PLC	157,285	$3,418,025
Belgium | 1.4%
Anheuser-Busch InBev SA/NV	31,458	2,753,176
Brazil | 0.7%
Cielo SA	464,000	1,407,436
Canada | 5.9%
Canadian National Railway Co.	24,390	2,188,519
National Bank of Canada	64,600	3,226,374
Rogers Communications, Inc., Class B	45,500	2,340,081
Suncor Energy, Inc.	107,640	4,165,097
		11,920,071
Denmark | 1.3%
Carlsberg A/S, Class B	22,257	2,668,772
Finland | 1.4%
Sampo Oyj, A Shares	55,499	2,871,433
France | 9.7%
Air Liquide SA	14,949	1,963,523
Capgemini SE	24,177	3,042,759
Cie de Saint-Gobain	43,102	1,858,708
Cie Generale des Etablissements Michelin SCA	14,960	1,786,109
Safran SA	29,865	4,179,733
Societe Generale SA	45,158	1,936,514
Valeo SA	37,221	1,616,150
Vinci SA	31,874	3,032,187
		19,415,683
Germany | 4.2%
Fresenius SE & Co. KGaA	35,044	2,573,087
SAP SE	47,872	5,891,672
		8,464,759
Hong Kong | 0.5%
Techtronic Industries Co., Ltd.	162,500	1,038,241
India | 1.0%
ICICI Bank, Ltd. Sponsored ADR	225,320	1,912,967
Ireland | 2.8%
Ryanair Holdings PLC Sponsored ADR (*)	25,954	2,492,622
Shire PLC	51,829	3,126,967
		5,619,589
Israel | 0.6%
Bank Leumi Le-Israel BM	184,892	1,217,790
Japan | 16.4%
Daiwa House Industry Co., Ltd.	140,492	4,165,495
Description	Shares	Fair Value
Don Quijote Holdings Co., Ltd.	107,700	$5,450,280
Isuzu Motors, Ltd.	90,900	1,432,787
Kao Corp.	32,820	2,650,443
KDDI Corp.	92,600	2,558,574
Makita Corp.	62,600	3,135,871
Nexon Co., Ltd. (*)	178,100	2,328,521
Shin-Etsu Chemical Co., Ltd.	24,900	2,205,661
Sony Corp.	43,400	2,661,620
Sumitomo Mitsui Financial Group, Inc.	81,300	3,281,372
Yamaha Corp.	57,000	3,019,964
		32,890,588
Luxembourg | 0.9%
Tenaris SA	108,194	1,814,973
Netherlands | 6.3%
ABN AMRO Group NV	81,184	2,210,044
Royal Dutch Shell PLC, A Shares	194,039	6,660,991
Wolters Kluwer NV	59,866	3,730,734
		12,601,769
Norway | 2.8%
Equinor ASA	91,367	2,575,548
Telenor ASA	155,879	3,047,051
		5,622,599
Singapore | 2.0%
DBS Group Holdings, Ltd.	144,560	2,751,383
NetLink NBN Trust	2,377,000	1,355,830
		4,107,213
Spain | 1.4%
Red Electrica Corporacion SA	134,476	2,810,464
Sweden | 4.4%
Assa Abloy AB, Class B	180,823	3,634,717
Epiroc AB, Class A (*)	189,902	2,121,605
Nordea Bank AB	275,610	3,000,867
		8,757,189
Switzerland | 7.1%
Ferguson PLC	60,331	5,117,894
Julius Baer Group, Ltd.	42,432	2,120,746
Novartis AG	81,311	7,005,628
		14,244,268
Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	51,100	2,256,576
United Kingdom | 15.5%
British American Tobacco PLC	86,005	4,015,249
Compass Group PLC	187,750	4,174,589
Diageo PLC	57,278	2,028,464

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
Howden Joinery Group PLC	255,216	$1,559,719
Informa PLC	239,091	2,372,942
Melrose Industries PLC	766,219	1,993,343
Prudential PLC	282,622	6,480,834
RELX PLC	130,555	2,746,983
RSA Insurance Group PLC	252,435	1,890,139
Unilever PLC	71,806	3,943,659
		31,205,921
United States | 4.9%
Aon PLC	31,375	4,824,847
Medtronic PLC	51,200	5,036,544
		9,861,391
Total Common Stocks
(Cost $165,135,638)		188,880,893
Preferred Stocks | 0.8%
Germany | 0.8%
Volkswagen AG (Cost $1,938,493)	9,049	1,588,509
Short-Term Investments | 4.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $9,629,661)	9,629,661	9,629,661
Total Investments | 99.6% (Cost $176,703,792)		$200,099,063
Cash and Other Assets in Excess of Liabilities | 0.4%		710,953
Net Assets | 100.0%		$200,810,016

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 95.2%
Argentina | 1.6%
YPF SA Sponsored ADR (*)	1,069,034	$16,516,575
Brazil | 7.9%
Ambev SA ADR	2,575,900	11,771,863
Banco do Brasil SA	3,379,666	24,645,272
BB Seguridade Participacoes SA	2,101,700	12,541,870
CCR SA	3,486,400	7,303,350
Cia de Saneamento Basico do Estado de Sao Paulo	912,600	5,330,684
Cielo SA	3,258,984	9,885,369
Petrobras Distribuidora SA	1,689,841	8,159,339
		79,637,747
China | 19.8%
AAC Technologies Holdings, Inc.	854,500	8,772,956
Anhui Conch Cement Co., Ltd., Class H	2,236,749	13,365,410
Baidu, Inc. Sponsored ADR (*)	68,700	15,710,316
China Construction Bank Corp., Class H	55,861,390	48,455,556
China Mobile, Ltd. Sponsored ADR	775,949	37,967,185
China Shenhua Energy Co., Ltd., Class H	3,640,329	8,243,386
CNOOC, Ltd.	6,335,000	12,515,785
ENN Energy Holdings, Ltd.	825,000	7,168,432
Hengan International Group Co., Ltd.	914,500	8,390,498
NetEase, Inc. ADR	98,665	22,520,286
Weichai Power Co., Ltd., Class H	13,003,864	16,127,198
		199,237,008
Egypt | 1.0%
Commercial International Bank Egypt SAE GDR	2,177,292	9,924,878
Hong Kong | 0.7%
ASM Pacific Technology, Ltd.	705,600	7,184,781
Hungary | 1.8%
OTP Bank Nyrt.	485,168	17,986,742
India | 8.4%
Axis Bank, Ltd. (*)	2,369,138	20,046,753
Bajaj Auto, Ltd.	210,031	7,788,663
HCL Technologies, Ltd.	585,045	8,780,720
Hero MotoCorp, Ltd.	308,534	12,466,455
Infosys, Ltd. Sponsored ADR	826,200	8,402,454
Tata Consultancy Services, Ltd.	898,354	27,017,151
		84,502,196
Indonesia | 4.9%
PT Astra International Tbk	20,971,700	10,338,556
PT Bank Mandiri (Persero) Tbk	37,441,258	16,886,595
PT Semen Indonesia (Persero) Tbk	10,217,400	6,802,240
Description	Shares	Fair Value
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	618,500	$15,140,880
		49,168,271
Malaysia | 0.5%
British American Tobacco Malaysia Berhad	707,100	5,418,694
Mexico | 3.6%
America Movil SAB de CV, Class L Sponsored ADR	1,320,432	21,206,138
Grupo Mexico SAB de CV, Series B	2,596,897	7,486,512
Kimberly-Clark de Mexico SAB de CV, Series A	4,141,762	7,369,920
		36,062,570
Pakistan | 1.4%
Habib Bank, Ltd.	2,671,570	3,251,506
Oil & Gas Development Co., Ltd.	2,207,200	2,718,951
Pakistan Petroleum, Ltd.	4,532,002	7,784,845
		13,755,302
Philippines | 0.7%
PLDT, Inc. Sponsored ADR	272,000	6,990,400
Russia | 9.7%
ALROSA PAO	6,160,684	9,979,532
Gazprom PJSC Sponsored ADR	2,462,570	12,294,996
LUKOIL PJSC Sponsored ADR	261,247	20,010,093
Magnit PJSC Sponsored GDR	482,205	6,848,955
Mobile TeleSystems PJSC Sponsored ADR	1,669,220	14,238,447
Sberbank of Russia PJSC	11,087,621	34,345,414
		97,717,437
South Africa | 9.0%
Imperial Holdings, Ltd.	741,806	9,166,471
Life Healthcare Group Holdings, Ltd.	3,716,876	6,455,810
Nedbank Group, Ltd.	550,622	10,288,973
PPC, Ltd. (*)	7,743,992	3,527,006
Sanlam, Ltd.	1,837,285	10,259,442
Shoprite Holdings, Ltd.	1,098,098	14,868,783
Standard Bank Group, Ltd.	849,394	10,494,386
The Bidvest Group, Ltd.	641,478	8,383,478
Vodacom Group, Ltd.	1,180,752	10,506,818
Woolworths Holdings, Ltd.	1,781,958	6,240,238
		90,191,405
South Korea | 15.6%
Coway Co., Ltd.	165,071	12,883,553
Hanwha Life Insurance Co., Ltd.	1,456,114	6,944,010
Hyundai Mobis Co., Ltd.	73,708	15,149,804
KB Financial Group, Inc.	281,905	13,739,425
KT&G Corp.	94,081	8,820,686
Samsung Electronics Co., Ltd.	1,091,450	45,712,392

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Shinhan Financial Group Co., Ltd.	558,248	$22,543,050
SK Hynix, Inc.	473,662	31,212,884
		157,005,804
Taiwan | 4.9%
Hon Hai Precision Industry Co., Ltd.	4,905,151	12,633,741
Taiwan Semiconductor Manufacturing Co., Ltd.	4,363,642	37,258,740
		49,892,481
Thailand | 1.7%
Kasikornbank Public Co. Ltd.	1,366,336	9,210,304
The Siam Cement Public Co. Ltd.	570,050	8,284,586
		17,494,890
Turkey | 2.0%
KOC Holding AS	2,869,436	8,108,059
Tupras Turkiye Petrol Rafinerileri AS	532,150	11,837,256
Turk Telekomunikasyon AS (*)	164,898	99,536
		20,044,851
Total Common Stocks (Cost $922,181,938)		958,732,032
Short-Term Investments | 5.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $50,367,158)	50,367,158	50,367,158
Total Investments | 100.2% (Cost $972,549,096)		$1,009,099,190
Liabilities in Excess of Cash and Other Assets | (0.2)%		(2,513,169)
Net Assets | 100.0%		$1,006,586,021

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 83.1%
Australia | 1.9%
AGL Energy, Ltd.	22,829	$322,441
BlueScope Steel, Ltd.	36,762	449,872
CIMIC Group, Ltd.	6,745	249,625
Cochlear, Ltd.	1,592	232,195
CSL, Ltd.	30,353	4,388,836
Link Administration Holdings, Ltd.	40,622	227,922
Northern Star Resources, Ltd.	45,916	275,234
Qantas Airways, Ltd.	159,216	676,042
Regis Resources, Ltd.	93,749	251,611
Sandfire Resources NL	86,297	461,981
Saracen Mineral Holdings, Ltd. (*)	170,601	229,700
Stockland REIT	90,171	269,869
Whitehaven Coal, Ltd.	66,774	261,662
		8,296,990
Austria | 0.1%
Erste Group Bank AG	8,364	346,923
Belgium | 0.4%
Anheuser-Busch InBev SA/NV Sponsored ADR	12,755	1,116,955
Proximus SADP	9,642	230,378
UCB SA	5,210	467,612
		1,814,945
Canada | 3.7%
Air Canada (*)	11,122	237,655
BRP, Inc.	8,940	419,367
CAE, Inc.	71,714	1,456,824
Canadian National Railway Co.	22,860	2,052,828
Canadian Natural Resources, Ltd.	6,980	228,046
Canfor Corp. (*)	19,825	369,594
CGI Group, Inc., Class A (*)	4,020	259,192
CI Financial Corp.	12,122	192,484
Colliers International Group, Inc.	5,070	392,718
Constellation Software, Inc.	284	208,852
National Bank of Canada	33,314	1,663,830
Norbord, Inc.	4,994	165,481
Northland Power, Inc.	12,995	218,319
Parex Resources, Inc. (*)	61,564	1,046,204
Quebecor, Inc., Class B	26,568	532,738
Rogers Communications, Inc., Class B	12,002	617,267
Royal Bank of Canada	10,215	818,845
Suncor Energy, Inc.	52,569	2,034,141
Tamarack Valley Energy, Ltd. (*)	77,843	303,140
Teck Resources, Ltd., Class B	30,502	735,127
Description	Shares	Fair Value
The Toronto-Dominion Bank	33,127	$2,013,912
		15,966,564
Denmark | 0.4%
Carlsberg A/S, Class B	2,082	249,647
Danske Bank A/S	23,144	607,198
Dfds A/S	9,187	454,504
H. Lundbeck A/S	4,215	260,015
		1,571,364
Faeroe Islands | 0.0%
Bakkafrost P/F	3,257	198,680
Finland | 0.4%
Elisa Oyj	6,359	269,707
Fortum Oyj	17,228	431,840
Sampo Oyj, A Shares ADR	43,930	1,130,758
		1,832,305
France | 2.5%
AXA SA	14,851	398,720
Electricite de France SA	16,767	294,165
Engie SA	75,658	1,111,336
Faurecia SA	3,988	239,475
Hermes International	405	268,009
Ipsen SA	5,186	871,173
Peugeot SA	27,984	752,783
Schneider Electric SE	1,508	121,323
Societe Generale SA	9,034	387,406
Total SA	72,246	4,664,524
Ubisoft Entertainment SA ADR (*)	75,415	1,630,472
Veolia Environnement SA	8,549	170,532
		10,909,918
Germany | 1.8%
Allianz SE	7,777	1,732,464
Continental AG	2,710	471,745
Covestro AG	18,412	1,492,560
Deutsche Lufthansa AG	51,004	1,253,136
Deutsche Telekom AG	12,560	202,403
Rheinmetall AG	1,879	196,431
RWE AG	7,973	196,670
SAP SE	1,564	192,484
Schaeffler AG (Preference Shares)	47,191	601,644
Siltronic AG	2,664	326,161
Symrise AG ADR	50,995	1,159,371
		7,825,069
Hong Kong | 1.5%
AIA Group, Ltd. Sponsored ADR	46,725	1,663,410
CK Asset Holdings, Ltd.	95,304	711,187

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Hang Seng Bank, Ltd. Sponsored ADR	62,790	$1,710,713
Jardine Matheson Holdings, Ltd.	6,500	407,837
Kerry Properties, Ltd.	84,500	286,662
Link Real Estate Investment Trust	71,000	698,565
Swire Pacific, Ltd., Class A	36,500	399,917
The Wharf Holdings, Ltd.	36,000	97,480
Wheelock & Co., Ltd.	51,000	305,952
		6,281,723
Ireland | 0.2%
Shire PLC ADR	4,740	859,220
Israel | 0.5%
Bank Leumi Le-Israel BM	86,723	571,200
Israel Discount Bank, Ltd., ADR	27,965	928,718
Israel Discount Bank, Ltd., Class A	132,643	441,939
Nice, Ltd. (*)	1,718	196,911
		2,138,768
Italy | 1.2%
Assicurazioni Generali SpA	10,381	178,987
Enel SpA	422,159	2,157,225
Intesa Sanpaolo SpA	411,946	1,048,450
Poste Italiane SpA	68,749	549,329
Terna SpA	149,515	796,878
UniCredit SpA	21,778	326,515
		5,057,384
Japan | 6.4%
Amano Corp.	10,300	215,065
Canon, Inc.	7,700	243,725
Central Japan Railway Co.	1,400	291,523
Daito Trust Construction Co., Ltd.	1,900	244,390
Daiwa House Industry Co., Ltd.	20,500	607,811
Daiwa House Industry Co., Ltd. ADR	39,765	1,174,260
Dexerials Corp.	14,300	145,404
DMG Mori Co., Ltd.	16,500	275,749
East Japan Railway Co.	20,500	1,904,661
Japan Post Holdings Co., Ltd.	91,200	1,085,175
Juki Corp.	8,700	107,925
Kamigumi Co., Ltd.	16,400	361,489
Kao Corp. ADR	75,790	1,222,114
KDDI Corp.	23,090	637,985
Keyence Corp.	300	174,043
Kinden Corp.	10,500	168,095
Kobe Bussan Co., Ltd.	3,100	176,247
Kyushu Electric Power Co., Inc.	21,400	258,240
Marvelous, Inc.	20,500	167,773
Description	Shares	Fair Value
Maxell Holdings, Ltd.	8,200	$128,432
Miraca Holdings, Inc.	5,700	148,241
Mitsubishi UFJ Financial Group, Inc.	104,900	652,963
MS&AD Insurance Group Holdings, Inc.	38,446	1,280,083
Nikkiso Co., Ltd.	20,900	273,302
Nishimatsu Construction Co., Ltd.	5,900	149,337
Nissan Motor Co., Ltd.	20,100	188,161
Nitto Denko Corp.	2,000	149,943
Nomura Holdings, Inc.	62,400	296,256
NTT DOCOMO, Inc.	94,882	2,551,443
ORIX Corp.	45,700	740,856
Ryohin Keikaku Co., Ltd. ADR	23,450	1,396,682
Seven & I Holdings Co., Ltd.	19,500	868,533
Shikoku Electric Power Co., Inc.	36,200	472,479
Shin-Etsu Chemical Co., Ltd.	2,400	212,594
Shionogi & Co., Ltd.	4,800	313,485
Sompo Holdings, Inc.	22,296	949,538
Stanley Electric Co., Ltd.	7,100	242,756
Start Today Co., Ltd.	5,400	163,484
Sumitomo Heavy Industries, Ltd.	12,600	449,661
Sumitomo Mitsui Construction Co., Ltd.	32,100	215,521
Sumitomo Mitsui Trust Holdings, Inc.	11,300	465,032
Taisei Corp.	4,400	200,630
Takeuchi Manufacturing Co., Ltd.	7,600	205,004
Teijin, Ltd.	12,300	235,932
The 77 Bank, Ltd.	9,900	235,418
The Chiba Bank, Ltd.	29,700	202,834
The Chugoku Electric Power Co., Inc.	14,300	183,749
The Dai-ichi Life Insurance Co., Ltd.	37,100	772,352
The Gunma Bank, Ltd.	97,700	503,004
Tokyo Electron, Ltd.	1,600	219,616
Tokyo Gas Co., Ltd.	53,600	1,317,537
Tokyu Fudosan Holdings Corp.	27,500	191,683
Topcon Corp.	9,900	180,755
V Technology Co., Ltd.	900	135,020
Yamaha Corp. Sponsored ADR	24,030	1,267,823
		27,621,813
Malta | 0.1%
Kindred Group PLC	19,788	221,668
Netherlands | 1.0%
Euronext NV	3,313	217,731
Koninklijke Ahold Delhaize NV	16,012	367,144
Royal Dutch Shell PLC, A Shares	36,194	1,242,471
Wolters Kluwer NV	1,996	124,387
Wolters Kluwer NV Sponsored ADR	38,195	2,381,840
		4,333,573

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
New Zealand | 0.0%
Spark New Zealand, Ltd.	77,460	$207,905
Norway | 1.7%
DNO ASA	252,249	521,411
Equinor ASA	172,672	4,867,459
Leroy Seafood Group ASA	34,239	279,410
Marine Harvest ASA	17,009	394,030
Salmar ASA	8,236	411,110
Telenor ASA	37,200	727,168
TGS NOPEC Geophysical Co. ASA	6,963	283,009
		7,483,597
Portugal | 0.1%
Galp Energia SGPS SA	13,064	259,051
Russia | 0.1%
Evraz PLC	79,637	587,028
Singapore | 0.9%
Best World International, Ltd.	176,000	189,193
Oversea-Chinese Banking Corp., Ltd.	82,200	687,367
Oversea-Chinese Banking Corp., Ltd. ADR	93,755	1,563,833
Singapore Airlines, Ltd.	57,200	407,433
Singapore Technologies Engineering, Ltd.	193,700	504,221
UOL Group, Ltd.	88,700	446,786
Venture Corp., Ltd.	14,300	184,282
		3,983,115
Spain | 0.2%
Amadeus IT Group SA	5,978	554,731
Banco Bilbao Vizcaya Argentaria SA	21,767	137,624
Corporacion Financiera Alba SA	1,847	102,820
Mapfre SA	45,745	142,724
		937,899
Sweden | 1.2%
Assa Abloy AB ADR	88,435	882,139
Atlas Copco AB, Class B	11,849	315,814
Axfood AB	27,928	522,608
Boliden AB	15,728	437,835
Hexagon AB ADR	22,015	1,287,437
Lundin Petroleum AB	7,832	298,946
Nordea Bank AB Sponsored ADR	117,435	1,294,134
Swedish Orphan Biovitrum AB (*)	11,751	343,426
		5,382,339
Switzerland | 1.5%
Adecco Group AG	2,495	130,870
Georg Fischer AG	289	326,505
Julius Baer Group, Ltd. ADR	71,635	710,619
Description	Shares	Fair Value
Partners Group Holding AG	1,802	$1,428,306
Roche Holding AG	15,180	3,673,246
The Swatch Group AG	3,019	235,053
		6,504,599
United Kingdom | 6.2%
Abcam PLC	14,696	274,290
Admiral Group PLC	14,456	391,591
Anglo American PLC	9,945	222,763
Ashtead Group PLC	8,052	255,553
Ashtead Group PLC ADR	12,760	1,634,109
Associated British Foods PLC	7,515	224,252
British American Tobacco PLC Sponsored ADR	32,995	1,538,557
Bunzl PLC Sponsored ADR	43,170	1,371,727
Cineworld Group PLC	177,525	729,611
Coca-Cola European Partners PLC	27,715	1,260,201
Compass Group PLC	62,148	1,381,850
Compass Group PLC Sponsored ADR	59,012	1,334,556
Diageo PLC Sponsored ADR	14,425	2,043,590
Electrocomponents PLC	16,005	149,716
Fiat Chrysler Automobiles NV (*)	10,303	180,672
GlaxoSmithKline PLC	19,374	388,157
Hargreaves Lansdown PLC	23,496	683,704
Howden Joinery Group PLC	86,743	530,118
Imperial Brands PLC	23,227	807,802
International Consolidated Airlines Group SA	118,821	1,017,935
Land Securities Group PLC REIT	11,178	128,596
Lloyds Banking Group PLC	511,240	394,517
National Grid PLC	79,153	816,177
Pearson PLC	38,273	443,147
Prudential PLC ADR	26,030	1,194,517
RELX PLC Sponsored ADR	85,580	1,791,189
Rio Tinto PLC Sponsored ADR	15,145	772,698
Royal Bank of Scotland Group PLC	71,518	231,212
RSA Insurance Group PLC ADR	119,195	896,346
SSP Group PLC	25,422	239,827
Taylor Wimpey PLC	135,065	301,859
Unilever PLC Sponsored ADR	37,520	2,062,474
WH Smith PLC	19,037	511,391
Wm Morrison Supermarkets PLC	168,042	567,878
		26,772,582
United States | 49.1%
Accenture PLC, Class A	15,272	2,599,294
Adobe Systems, Inc. (*)	8,343	2,252,193
Air Lease Corp.	4,022	184,529
Align Technology, Inc. (*)	2,553	998,785
Ally Financial, Inc.	15,095	399,263

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Alphabet, Inc., Class A (*)	2,357	$2,845,088
Alphabet, Inc., Class C (*)	113	134,862
Amazon.com, Inc. (*)	1,427	2,858,281
Amdocs, Ltd.	4,472	295,063
Ameren Corp.	7,284	460,494
American Express Co.	9,749	1,038,171
Ameriprise Financial, Inc.	2,499	369,002
Amgen, Inc.	6,047	1,253,483
Anthem, Inc.	6,840	1,874,502
Aon PLC	24,495	3,766,841
Apple, Inc.	27,139	6,126,358
Applied Materials, Inc.	5,702	220,382
Atmos Energy Corp.	10,697	1,004,555
Automatic Data Processing, Inc.	5,849	881,210
Avery Dennison Corp.	19,457	2,108,166
Bank of America Corp.	38,126	1,123,192
Baxter International, Inc.	2,842	219,090
Best Buy Co., Inc.	6,438	510,920
BGC Partners, Inc., Class A	23,115	273,219
Biogen, Inc. (*)	6,710	2,370,710
Booking Holdings, Inc. (*)	113	224,192
BorgWarner, Inc.	10,578	452,527
Bristol-Myers Squibb Co.	16,382	1,016,995
Broadridge Financial Solutions, Inc.	7,318	965,610
Brunswick Corp.	7,231	484,622
Burlington Stores, Inc. (*)	5,292	862,173
Cadence Design Systems, Inc. (*)	5,552	251,617
Carnival PLC	3,043	189,005
CBRE Group, Inc., Class A (*)	20,497	903,918
Celgene Corp. (*)	6,890	616,586
Centene Corp. (*)	3,343	483,999
Cerner Corp. (*)	7,237	466,135
Cigna Corp.	17,634	3,672,280
Cisco Systems, Inc.	28,430	1,383,119
Citigroup, Inc.	11,024	790,862
Citizens Financial Group, Inc.	15,208	586,573
Colgate-Palmolive Co.	3,550	237,672
Comcast Corp., Class A	72,973	2,583,974
Comerica, Inc.	19,440	1,753,488
ConocoPhillips	7,221	558,905
Copart, Inc. (*)	4,826	248,684
Costco Wholesale Corp.	3,765	884,323
Darden Restaurants, Inc.	4,371	486,011
Deckers Outdoor Corp. (*)	4,997	592,544
Diamondback Energy, Inc.	1,853	250,507
Eastman Chemical Co.	19,436	1,860,414
Description	Shares	Fair Value
Eaton Corp. PLC	19,570	$1,697,306
eBay, Inc. (*)	26,125	862,647
EchoStar Corp., Class A (*)	2,796	129,650
Edwards Lifesciences Corp. (*)	1,776	309,202
Eli Lilly & Co.	22,853	2,452,355
Encompass Health Corp.	7,313	570,048
Exelon Corp.	10,005	436,818
Express Scripts Holding Co. (*)	7,313	694,808
F5 Networks, Inc. (*)	6,281	1,252,557
Facebook, Inc., Class A (*)	3,463	569,525
FactSet Research Systems, Inc.	2,083	465,988
Fifth Third Bancorp	18,508	516,743
Fiserv, Inc. (*)	11,129	916,807
Graco, Inc.	5,129	237,678
Grand Canyon Education, Inc. (*)	2,050	231,240
HollyFrontier Corp.	3,249	227,105
Honeywell International, Inc.	23,357	3,886,605
HP, Inc.	21,659	558,152
Humana, Inc.	7,520	2,545,670
Huntsman Corp.	7,473	203,490
IDEXX Laboratories, Inc. (*)	2,288	571,222
Insperity, Inc.	3,527	416,010
Intel Corp.	45,326	2,143,466
Intercontinental Exchange, Inc.	25,305	1,895,091
Intuit, Inc.	6,507	1,479,692
IQVIA Holdings, Inc. (*)	21,019	2,727,005
j2 Global, Inc.	2,751	227,920
Jabil, Inc.	8,315	225,170
Johnson & Johnson	32,022	4,424,480
Jones Lang LaSalle, Inc.	4,794	691,870
JPMorgan Chase & Co.	26,431	2,982,474
Kellogg Co.	3,435	240,519
Keurig Dr Pepper, Inc.	63,118	1,462,444
Kimberly-Clark Corp.	9,802	1,113,899
Kohl’s Corp.	3,986	297,156
Koppers Holdings, Inc. (*)	3,542	110,333
Lamb Weston Holdings, Inc.	7,673	511,022
Lear Corp.	1,873	271,585
Life Storage, Inc. REIT	3,416	325,067
Lockheed Martin Corp.	10,184	3,523,257
Lowe’s Cos., Inc.	8,843	1,015,353
LPL Financial Holdings, Inc.	7,225	466,085
Lululemon Athletica, Inc. (*)	2,324	377,627
Marathon Petroleum Corp.	2,974	237,831
MasterCard, Inc., Class A	24,009	5,344,643
Maxim Integrated Products, Inc.	14,365	810,042
McGrath RentCorp	4,339	236,345

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Merck & Co., Inc.	7,203	$510,981
Micron Technology, Inc. (*)	21,601	977,013
Microsoft Corp.	48,364	5,531,391
Moody’s Corp.	8,623	1,441,766
Morgan Stanley	15,714	731,801
Motorola Solutions, Inc.	10,600	1,379,484
NetApp, Inc.	6,430	552,273
Newfield Exploration Co. (*)	21,256	612,810
Newmont Mining Corp.	9,354	282,491
NIKE, Inc., Class B	21,030	1,781,662
Nordstrom, Inc.	4,868	291,155
Northern Trust Corp.	2,243	229,078
Northrop Grumman Corp.	4,794	1,521,472
NVIDIA Corp.	540	151,751
NVR, Inc. (*)	68	168,014
Omnicom Group, Inc.	18,180	1,236,604
Palo Alto Networks, Inc. (*)	3,076	692,900
Paychex, Inc.	14,367	1,058,130
PayPal Holdings, Inc. (*)	2,420	212,573
PBF Energy, Inc., Class A	5,084	253,742
PepsiCo, Inc.	10,342	1,156,236
Pfizer, Inc.	9,161	403,725
PG&E Corp.	7,285	335,183
Philip Morris International, Inc.	4,906	400,035
Phillips 66	2,181	245,842
Pinnacle West Capital Corp.	11,151	882,936
PotlatchDeltic Corp. REIT	4,129	169,083
Prudential Financial, Inc.	3,619	366,677
Public Service Enterprise Group, Inc.	7,670	404,899
Radian Group, Inc.	9,679	200,065
Raytheon Co.	4,968	1,026,687
Red Hat, Inc. (*)	831	113,249
Regions Financial Corp.	16,619	304,959
Renewable Energy Group, Inc. (*)	22,584	650,419
Republic Services, Inc.	15,145	1,100,436
Rockwell Automation, Inc.	7,486	1,403,775
Ross Stores, Inc.	45,088	4,468,221
Royal Caribbean Cruises, Ltd.	5,812	755,211
Ryman Hospitality Properties, Inc. REIT	2,898	249,721
S&P Global, Inc.	7,751	1,514,468
Sabra Health Care REIT, Inc.	6,680	154,442
Schlumberger, Ltd.	20,055	1,221,751
Seagate Technology PLC	12,442	589,129
Simon Property Group, Inc. REIT	23,719	4,192,333
Skyworks Solutions, Inc.	5,797	525,846
Snap-on, Inc.	6,265	1,150,254
Description	Shares	Fair Value
Starbucks Corp.	27,866	$1,583,903
Sturm Ruger & Co., Inc.	3,973	274,336
Sysco Corp.	35,632	2,610,044
T-Mobile US, Inc. (*)	2,112	148,220
TE Connectivity, Ltd.	2,348	206,460
Teradyne, Inc.	14,199	525,079
Texas Instruments, Inc.	33,908	3,637,989
The Boeing Co.	13,664	5,081,642
The Charles Schwab Corp.	28,870	1,418,960
The Chemours Co.	4,810	189,706
The Coca-Cola Co.	48,790	2,253,610
The Estee Lauder Cos., Inc., Class A	16,027	2,329,044
The Gap, Inc.	7,109	205,095
The Home Depot, Inc.	3,457	716,118
The Kroger Co.	16,890	491,668
The Procter & Gamble Co.	43,601	3,628,911
The Southern Co.	5,313	231,647
The TJX Cos., Inc.	30,602	3,428,036
Thermo Fisher Scientific, Inc.	10,620	2,592,130
U.S. Silica Holdings, Inc.	6,626	124,768
United Continental Holdings, Inc. (*)	2,970	264,508
United Rentals, Inc. (*)	6,045	988,962
United Technologies Corp.	9,090	1,270,873
UnitedHealth Group, Inc.	10,067	2,678,225
Unum Group	9,091	355,185
USANA Health Sciences, Inc. (*)	2,212	266,657
Verizon Communications, Inc.	72,904	3,892,345
Vertex Pharmaceuticals, Inc. (*)	1,325	255,380
Visa, Inc., Class A	28,242	4,238,842
Vistra Energy Corp. (*)	10,474	260,593
Waste Management, Inc.	10,577	955,738
Welbilt, Inc. (*)	73,055	1,525,388
Worldpay, Inc., Class A (*)	27,550	2,789,988
WW Grainger, Inc.	6,066	2,168,049
Xcel Energy, Inc.	6,165	291,050
Zions BanCorp.	4,641	232,746
Zoetis, Inc.	32,615	2,986,229
		212,567,187
Total Common Stocks (Cost $324,398,327)		359,962,209

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 3.8%
Australia | 0.2%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	900	$667,304

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Belgium | 0.1%
Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	USD	670	$660,392
Canada | 0.1%
The Toronto-Dominion Bank, 2.621%, 12/22/21	CAD	525	402,949
Denmark | 0.1%
Carlsberg Breweries A/S, 2.500%, 05/28/24	EUR	490	614,060
Germany | 0.1%
BMW Finance NV, 0.875%, 08/16/22	GBP	440	551,342
Mexico | 0.2%
America Movil SAB de CV, 6.450%, 12/05/22	MXN	14,450	706,706
Netherlands | 0.1%
BNG Bank NV, 5.000%, 09/16/20	NZD	422	293,289
New Zealand | 0.2%
Fonterra Cooperative Group, Ltd.:
5.500%, 02/26/24	AUD	1,000	795,178
4.000%, 11/02/27	AUD	100	71,623
			866,801
Spain | 0.2%
Iberdrola International BV, 1.125%, 04/21/26	EUR	600	690,047
Switzerland | 0.1%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	390	388,447
United Kingdom | 0.2%
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	537	721,501
United States | 2.2%
Amazon.com, Inc., 3.800%, 12/05/24	USD	655	667,946
Apple, Inc.:
2.850%, 02/23/23	USD	107	105,091
3.850%, 05/04/43	USD	610	586,238
Bank of America Corp., 3.499%, 05/17/22 (§)	USD	640	639,604
Caterpillar Financial Services Corp., 2.550%, 11/29/22	USD	960	931,528
Citigroup, Inc., 3.516% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	683	501,077
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	790	602,410
Description	Security Currency	Principal Amount (000)	Fair Value
Johnson & Johnson, 3.625%, 03/03/37	USD	610	$586,216
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	430	443,431
Microsoft Corp., 4.450%, 11/03/45	USD	778	831,794
Morgan Stanley, 3.625%, 01/20/27	USD	700	671,771
NIKE, Inc., 2.375%, 11/01/26	USD	735	667,269
Starbucks Corp., 3.100%, 03/01/23	USD	310	305,294
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	550	547,820
The Home Depot, Inc., 3.750%, 02/15/24	USD	615	626,688
United Parcel Service, Inc., 2.350%, 05/16/22	USD	310	299,500
Wells Fargo & Co., 3.285% (BBSW 3 Month + 1.320%), 07/27/21 (§)	AUD	555	405,298
Wells Fargo Canada Corp., 3.040%, 01/29/21	CAD	380	294,809
			9,713,784
Total Corporate Bonds (Cost $16,844,620)			16,276,622
Foreign Government Obligations | 7.0%
Australia | 0.4%
Queensland Treasury Corp.:
5.500%, 06/21/21	AUD	695	544,455
3.000%, 03/22/24	AUD	775	569,226
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	790	661,451
			1,775,132
Bermuda | 0.4%
Government of Bermuda, 4.854%, 02/06/24	USD	1,490	1,555,188
Canada | 1.2%
City of Vancouver, 2.900%, 11/20/25	CAD	570	437,241
Province of British Columbia, 4.700%, 06/18/37	CAD	615	581,556
Province of Ontario, 2.450%, 06/29/22	USD	620	602,009
Province of Quebec:
3.500%, 07/29/20	USD	1,055	1,064,212
1.650%, 03/03/22	CAD	350	263,468
3.000%, 09/01/23	CAD	1,560	1,222,263

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
2.500%, 04/20/26	USD	1,140	$1,073,736
			5,244,485
Cayman Islands | 0.1%
Cayman Islands Government Bonds, 5.950%, 11/24/19	USD	545	555,900
Chile | 0.4%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	435,000	660,439
Republic of Chile, 3.125%, 01/21/26	USD	1,195	1,148,395
			1,808,834
Czech Republic | 0.3%
Czech Republic, 2.500%, 08/25/28	CZK	29,040	1,347,055
France | 0.3%
Government of France, 1.750%, 06/25/39	EUR	1,100	1,355,994
Hungary | 0.2%
Hungary, 6.375%, 03/29/21	USD	416	443,913
Hungary Government Bonds, 3.000%, 10/27/27	HUF	182,610	626,253
			1,070,166
Japan | 0.3%
Japan International Cooperation Agency:
1.875%, 11/13/19	USD	820	808,801
2.125%, 10/20/26	USD	500	452,745
			1,261,546
Mexico | 0.6%
Mexican Bonos, 6.500%, 06/09/22	MXN	26,830	1,375,410
United Mexican States, 6.750%, 02/06/24	GBP	640	997,800
			2,373,210
New Zealand | 0.3%
New Zealand Government Bonds:
6.000%, 05/15/21	NZD	1,215	881,533
4.500%, 04/15/27	NZD	710	511,455
			1,392,988
Norway | 0.8%
Kommunalbanken AS, 1.375%, 10/26/20 (#)	USD	520	503,146
Oslo Kommune:
4.600%, 06/22/20	NOK	3,000	387,812
3.550%, 02/12/21	NOK	3,000	384,274
3.650%, 11/08/23	NOK	3,000	392,705
Description	Security Currency	Principal Amount (000)	Fair Value
2.350%, 09/04/24	NOK	9,000	$1,102,204
2.600%, 11/12/25	NOK	4,000	494,332
			3,264,473
Panama | 0.3%
Republic of Panama, 4.000%, 09/22/24	USD	1,215	1,230,795
Poland | 0.3%
Poland Government Bonds, 2.500%, 07/25/26	PLN	5,477	1,422,003
Singapore | 0.5%
Singapore Government Bonds, 3.000%, 09/01/24	SGD	2,657	2,013,571
Spain | 0.2%
Spain Government Bonds, 1.600%, 04/30/25	EUR	608	737,627
Sweden | 0.1%
Kommuninvest I Sverige AB, 1.500%, 04/23/19 (#)	USD	455	452,174
United Kingdom | 0.3%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	480	611,918
1.500%, 07/22/47	GBP	510	603,574
			1,215,492
Total Foreign Government Obligations (Cost $31,054,116)			30,076,633
Quasi Government Bonds | 0.7%
Canada | 0.2%
Export Development Canada, 1.800%, 09/01/22	CAD	850	640,542
Germany | 0.3%
KFW, 1.125%, 12/23/19	GBP	920	1,201,599
Mexico | 0.1%
Nacional Financiera SNC, 3.375%, 11/05/20	USD	640	634,400
Singapore | 0.1%
Temasek Financial I, Ltd., 4.300%, 10/25/19	USD	515	521,981
Total Quasi Government Bonds (Cost $3,044,565)			2,998,522
Supranational Bonds | 1.2%
African Development Bank, 2.375%, 09/23/21	USD	620	606,899
Asian Development Bank:
1.875%, 04/12/19	USD	780	777,084
1.000%, 12/15/22	GBP	520	668,408
2.125%, 03/19/25	USD	780	732,675

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	835	$620,979
International Bank for Reconstruction & Development:
3.500%, 01/22/21	NZD	305	207,529
2.500%, 08/03/23	CAD	1,320	1,012,414
International Finance Corp., 3.625%, 05/20/20	NZD	550	373,044
Total Supranational Bonds (Cost $5,142,543)			4,999,032
US Government Securities | 0.1%
Federal National Mortgage Association, 2.625%, 09/06/24 (Cost $549,379)	USD	555	540,824
US Municipal Bonds | 0.4%
California | 0.3%
California State Build America Bonds, 7.500%, 04/01/34	USD	940	1,299,766
Georgia | 0.1%
Georgia State Build America Bonds Series B 2.380%, 02/01/27	USD	350	321,373
Pennsylvania | 0.0%
Pennsylvania State Build America Bonds Third Series B 5.850%, 07/15/30	USD	50	51,930
Wisconsin | 0.0%
Wisconsin State Build America Bonds Series D 5.400%, 05/01/28	USD	175	181,118
Total US Municipal Bonds (Cost $1,963,017)			1,854,187
US Treasury Securities | 2.2%
Treasury Inflation Protected Security, 0.125%, 04/15/20	USD	699	690,407
US Treasury Notes:
1.750%, 05/15/23	USD	2,545	2,414,171
2.125%, 05/15/25	USD	2,160	2,045,757
2.875%, 08/15/28	USD	2,105	2,073,096
3.125%, 11/15/41	USD	2,353	2,329,194
Total US Treasury Securities (Cost $9,748,327)			9,552,625

Description	Shares	Fair Value
Short-Term Investments | 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $6,261,541)	6,261,541	$6,261,541
Total Investments | 99.9% (Cost $399,006,435) (¤)		$432,522,195
Cash and Other Assets in Excess of Liabilities | 0.1%		625,598
Net Assets l 100.0%		$433,147,793

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	2,022,714	USD	1,466,077	CIT	11/21/18	$—	$3,461
AUD	703,880	USD	512,900	HSB	11/21/18	—	3,927
CAD	5,036,388	USD	3,887,467	CIT	11/21/18	15,742	—
CAD	615,689	USD	473,600	HSB	11/21/18	3,560	—
CHF	531,939	USD	539,810	HSB	11/21/18	4,630	—
CLP	235,886,921	USD	352,781	CIT	11/05/18	6,100	—
CZK	44,772,457	USD	2,052,615	HSB	11/29/18	—	31,029
EUR	539,066	USD	637,400	CIT	11/21/18	—	9,065
EUR	741,189	USD	875,000	CIT	11/21/18	—	11,070
EUR	1,558,660	USD	1,836,759	CIT	11/21/18	—	19,985
EUR	3,700,806	USD	4,320,155	CIT	11/21/18	—	6,497
EUR	372,042	USD	437,100	HSB	11/21/18	—	3,448
EUR	12,681,936	USD	14,805,400	HSB	11/21/18	—	23,341
EUR	3,660,280	USD	4,331,356	HSB	12/28/18	—	49,686
EUR	256,334	USD	299,165	JPM	11/21/18	—	383
GBP	1,810,517	USD	2,388,819	CIT	11/21/18	—	23,786
GBP	388,635	USD	498,957	HSB	11/21/18	8,707	—
GBP	398,932	USD	516,000	HSB	11/21/18	5,115	—
GBP	285,237	USD	377,331	SSB	12/28/18	—	3,944
HUF	96,357,283	USD	350,557	JPM	11/21/18	—	3,297
JPY	104,960,645	USD	962,000	CIT	11/21/18	—	34,871
JPY	1,244,346,669	USD	11,340,573	CIT	11/21/18	—	349,121
JPY	929,979,176	USD	8,475,352	HSB	11/21/18	—	260,743
JPY	167,035,648	USD	1,489,009	HSB	12/28/18	—	8,359
JPY	66,588,262	USD	593,639	SSB	12/28/18	—	3,382
MXN	7,237,815	USD	379,974	CIT	11/21/18	3,784	—
MXN	14,062,942	USD	736,123	CIT	11/21/18	9,512	—
NZD	2,509,545	USD	1,667,701	CIT	11/21/18	—	3,763
NZD	148,509	USD	99,110	HSB	11/21/18	—	642
NZD	188,425	USD	126,300	HSB	11/21/18	—	1,366
PLN	2,835,983	USD	778,011	CIT	11/21/18	—	7,971
PLN	750,546	USD	201,658	HSB	11/21/18	2,134	—
SGD	1,475,345	USD	1,081,508	CIT	11/21/18	—	1,134
USD	959,524	AUD	1,311,997	CIT	11/21/18	10,824	—
USD	645,100	AUD	890,383	HSB	11/21/18	1,268	—
USD	2,675,463	AUD	3,657,203	HSB	11/21/18	30,956	—
USD	1,417,532	AUD	1,951,859	HSB	12/28/18	5,664	—
USD	793,996	AUD	1,085,425	JPM	11/21/18	9,130	—
USD	317,439	AUD	437,148	SSB	12/28/18	1,230	—
USD	720,825	CAD	939,581	CIT	11/21/18	—	7,352
USD	1,350,200	CAD	1,747,523	HSB	11/21/18	—	4,133
USD	3,976,799	CAD	5,187,814	HSB	11/21/18	—	43,765
USD	2,937,484	CAD	3,802,103	HSB	12/28/18	—	11,807
USD	1,844,351	CAD	2,405,746	JPM	11/21/18	—	20,106
USD	351,673	CAD	455,213	SSB	12/28/18	—	1,435
USD	146,300	CHF	141,144	HSB	11/21/18	1,839	—

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	207,300	CLP	139,139,760	CIT	11/05/18	$—	$4,389
USD	868,748	CLP	555,694,358	CIT	11/05/18	23,309	—
USD	385,075	CZK	8,528,246	CIT	11/29/18	3	—
USD	871,150	CZK	19,293,000	HSB	11/29/18	23	—
USD	793,438	CZK	17,597,360	JPM	11/29/18	—	1,126
USD	1,286,293	CZK	28,407,783	JPM	11/29/18	3,612	—
USD	9,498,000	EUR	8,056,936	HSB	11/21/18	106,839	—
USD	2,081,800	GBP	1,577,444	HSB	11/21/18	21,225	—
USD	2,951,834	GBP	2,299,169	HSB	11/21/18	—	51,512
USD	155,695	GBP	121,258	JPM	11/21/18	—	2,701
USD	1,629,302	HKD	12,715,543	SSB	12/28/18	2,982	—
USD	1,060,981	HUF	293,527,057	JPM	11/21/18	3,144	—
USD	683,811	ILS	2,434,120	HSB	12/28/18	10,119	—
USD	460,800	JPY	52,155,187	HSB	11/21/18	107	—
USD	7,289,800	JPY	820,590,916	HSB	11/21/18	41,430	—
USD	385,342	MXN	7,451,159	CIT	11/21/18	—	9,728
USD	139,600	MXN	2,676,810	HSB	11/21/18	—	2,328
USD	1,698,210	MXN	32,776,648	HSB	11/21/18	—	39,649
USD	741,637	MXN	14,339,630	JPM	11/21/18	—	18,668
USD	879,320	NOK	7,376,503	CIT	11/21/18	—	28,828
USD	1,856,293	NOK	15,572,996	HSB	11/21/18	—	60,954
USD	2,820,957	NOK	22,793,221	HSB	12/28/18	9,586	—
USD	412,300	NZD	620,635	HSB	11/21/18	792	—
USD	2,502,980	NZD	3,750,530	HSB	11/21/18	16,215	—
USD	556,047	NZD	833,046	JPM	11/21/18	3,701	—
USD	2,236,342	PLN	8,323,397	HSB	11/21/18	—	23,666
USD	709,587	SEK	6,208,094	HSB	12/28/18	5,565	—
USD	3,209,942	SGD	4,381,715	CIT	11/21/18	1,275	—
USD	1,186,667	SGD	1,616,677	HSB	12/28/18	1,814	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$371,936	$1,196,418

Lazard Retirement Series, Inc. Notes to Portfolios of Investments September 30, 2018 (unaudited)

(*)	Non-income producing security.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2018.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2018, the percentage of net assets for the following Portfolio was as follows:

Portfolio	Percentage of Net Assets
Global Dynamic Multi-Asset	0.4%

(¤)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	- American Depositary Receipt
BBSW	- Bank Bill Swap Reference Rate
GDR	- Global Depositary Receipt
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust

Currency Abbreviations:
AUD	- Australian Dollar	ILS	- Israeli Shekel
CAD	- Canadian Dollar	JPY	- Japanese Yen
CHF	- Swiss Franc	MXN	- Mexican New Peso
CLP	- Chilean Peso	NOK	- Norwegian Krone
CZK	- Czech Koruna	NZD	- New Zealand Dollar
EUR	- Euro	PLN	- Polish Zloty
GBP	- British Pound Sterling	SEK	- Swedish Krone
HKD	- Hong Kong Dollar	SGD	- Singapore Dollar
HUF	- Hungarian Forint	USD	- United States Dollar

Counterparty Abbreviations:
CIT	- Citibank NA
HSB	- HSBC Bank USA NA
JPM	- JPMorgan Chase Bank NA
SSB	- State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Industry†
Aerospace & Defense	2.1%	—%	3.5%
Air Freight & Logistics	—	—	0.1
Airlines	1.2	—	0.9
Auto Components	1.7	1.5	0.5
Automobiles	1.5	3.1	0.4
Banks	9.7	24.0	6.9
Beverages	3.7	1.2	2.5
Biotechnology	1.6	—	2.4
Building Products	2.7	—	0.2
Capital Markets	1.1	—	3.3
Chemicals	2.1	—	1.3
Commercial Services & Suppliers	—	—	0.6
Communications Equipment	—	—	1.1
Construction & Engineering	1.5	—	0.2
Construction Materials	—	3.2	—
Consumer Finance	—	—	0.6
Containers & Packaging	—	—	0.5
Distributors	—	0.9	—
Diversified Consumer Services	—	—	0.1
Diversified Financial Services	—	—	0.5
Diversified Telecommunication Services	2.2	1.5	1.4
Electric Utilities	1.4	—	1.7
Electrical Equipment	1.0	—	0.7
Electronic Equipment, Instruments & Components	—	2.1	0.7
Energy Equipment & Services	0.9	—	0.4
Entertainment	1.2	2.2	0.6
Equity Real Estate Investment Trusts (REITs)	—	—	1.4
Food & Staples Retailing	—	2.2	1.5
Food Products	—	—	0.7
Gas Utilities	—	0.7	0.5
Health Care Equipment & Supplies	2.5	—	0.6
Health Care Providers & Services	1.3	0.7	2.9
Health Care Technology	—	—	0.1
Hotels, Restaurants & Leisure	2.1	—	1.5
Household Durables	1.8	1.3	0.1
Household Products	—	0.7	1.2
Independent Power & Renewable Electricity Producers	—	—	0.1
Industrial Conglomerates	—	1.6	1.0
Insurance	8.0	3.0	3.9
Interactive Media & Services	—	1.6	0.8
Internet & Direct Marketing Retail	—	—	1.1
IT Services	2.2	5.4	4.7
Leisure Products	1.5	—	0.6
Life Sciences Tools & Services	—	—	1.2
Machinery	2.6	1.6	1.2
Marine	—	—	0.1
Media	1.2	—	1.1
Metals & Mining	1.7	1.7	1.1
Multiline Retail	2.7	0.6	0.5
Multi-Utilities	—	—	0.8

Oil, Gas & Consumable Fuels	6.7	9.1	4.3
Paper & Forest Products	—	—	0.1
Personal Products	3.3	0.8	1.4
Pharmaceuticals	3.5	—	4.2
Professional Services	3.2	—	1.1
Real Estate Management & Development	2.1	—	1.5
Road & Rail	1.1	—	1.0
Semiconductors & Semiconductor Equipment	1.1	7.5	2.2
Software	2.9	—	2.6
Specialty Retail	—	0.8	2.9
Technology Hardware, Storage & Peripherals	—	4.6	2.1
Textiles, Apparel & Luxury Goods	—	—	0.9
Tobacco	2.0	1.4	0.6
Trading Companies & Distributors	3.3	—	1.7
Transportation Infrastructure	—	0.7	0.1
Water Utilities	—	0.5	—
Wireless Telecommunication Services	2.4	9.0	1.1
Subtotal	94.8	95.2	87.6
Foreign Government Obligations	—	—	7.0
Supranationals Bonds	—	—	1.2
US Government Securities	—	—	0.1
US Municipal Bonds	—	—	0.4
US Treasury Securities	—	—	2.2
Short-Term Investments	4.8	5.0	1.4
Total Investments	99.6%	100.2%	99.9%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Lazard Retirement Series, Inc.’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)  The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 26, 2018

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date:	November 26, 2018